RECEIVABLES - Carrying Amount of Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 12,802	$ 13,423
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,322	6,371
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 6,480	$ 7,052